Prepayment and other current assets	6 Months Ended
Jun. 30, 2025
Prepayment and other current assets
Prepayment and other current assets

Note 4 — Prepayment and other current assets

Prepayment and other current assets consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Prepaid expenses	8,617,132	12,868,237	1,796,338
Escrow deposit	3,284,685	3,223,620	450,000
Employee loans	—	2,444,371	341,221
Other project investment	—	1,683,616	235,023
Lease deposit	110,330	547,430	76,418
Other receivables	91,959	486,342	67,890
Total	12,104,106	21,253,616	2,966,890